Equipment - Narrative (Details) - USD ($) $ in Millions	2 Months Ended	3 Months Ended		4 Months Ended	6 Months Ended
	Feb. 22, 2022	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2022	Jun. 30, 2021
Property, Plant and Equipment [Line Items]
Reorganization items, net paid	$ (3,651)	$ 5	$ 27	$ 10		$ 230
Reorganization, chapter 11, fresh-start adjustment | Equipment
Property, Plant and Equipment [Line Items]
Reorganization items, net paid					$ (2)